EQUITY TRANSACTIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
EQUITY TRANSACTIONS
EQUITY TRANSACTIONS

NOTE 10– EQUITY TRANSACTIONS

The Company initially authorized 10,000,000 shares of $0.01 par value common stock on June 21, 2021, the Company’s inception date. On November 22, 2021, the Company filed restated Articles of Incorporation, authorizing 100,000,000 shares of $0.01 par value of common stock (“Common shares”). Common shares have all right and voting privileges of standard common shares.

Upon Company formation, 5,943,750 share of common stock were issued.

On April 1, 2022, the Company issued 8,915 common shares for the purchase of payment rights.

On April 15, 2022, the Company issued 236,974 common shares for the purchase of membership interest.

On April 15, 2022, the Company issued 63,026 common shares for the conversion of debt.

On September 24, 2022, the Company issued 1,540 common shares for service.

On December 27, 2022, the Company issued 627,806 common shares for the purchase of membership interest.

On December 31, 2022, the Company issued 8,270 common shares for service.

On January 31, 2023 the Company issued 770 common shares for service.

On July 2, 2023 the Company had one shareholder forfeit 3,080 common shares for service.

As of September 30, 2023, 6,887,971 remain outstanding.

New Warrant Issuances

On June 12, 2023, the Company issued Common Stock Purchase Warrant “A-19” in conjunction with the issuance of $400,000 of Round A Convertible Notes.  The warrant provides the option to purchase 15,385 Class A Common Shares at a price of $9.00.  The warrants expire on June 12, 2025.

The company uses the Black Scholes option pricing model to value its warrants and options. The significant inputs are as follows:

Expected Dividend Yield	0%
Expected Volatility	57.76%
Risk Free Rate	4.61%
Weighted Average Expected Life of warrants	1.52 years

Company Warrants:

WARRANTS
January 1, 2023 to September 30, 2023

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Contractual Life (Yrs)	Aggregate Intrinsic Value
Outstanding - September 30, 2023	181,902	$9.00	1.52	$0.00
Exercisable - September 30, 2023	181,902	$9.00	1.52	$0.00
Granted	0	$0.00	0.00	$0.00
Forfeited or Expired	0	$0.00	0.00	$0.00
Exercised	0	$0.00	0.00	$0.00
Outstanding - September 30, 2023	181,902	$9.00	1.52	$0.00
Exercisable - September 30, 2023	181,902	$9.00	1.52	$0.00

NOTE 10– EQUITY TRANSACTIONS

The Company initially authorized 10,000,000 shares of $0.01 par value common stock on June 21, 2021, the Company’s inception date. On November 22, 2021, the Company filed restated Articles of Incorporation, authorizing 100,000,000 shares of $0.01 par value of common stock (“Common shares”). Common shares have all right and voting privileges of standard common shares.

Upon Company formation, 5,943,750 share of common stock were issued.

On April 1, 2022, the Company issued 8,915 common shares for the purchase of payment rights.

On April 15, 2022, the Company issued 236,974 common shares for the purchase of membership interest.

On April 15, 2022, the Company issued 63,026 common shares for the conversion of debt.

On September 24, 2022, the Company issued 1,540 common shares for service.

On December 27, 2022, the Company issued 627,806 common shares for the purchase of membership interest.

On December 31, 2022, the Company issued 8,270 common shares for service.

As of December 31, 2022, 6,890,281 remain outstanding.

New Warrant Issuances

On January 4, 2022, the Company issued Common Stock Purchase Warrant “A-4” in conjunction with the issuance of $100,000 of Round A Convertible Notes. The warrant provides the option to purchase 3,847 Class A Common Shares at a price of $9.00. The warrants expire on January 4, 2024.

On January 24, 2022, the Company issued Common Stock Purchase Warrant “A-3” in conjunction with the issuance of $50,000 of Round A Convertible Notes. The warrant provides the option to purchase 1,924 Class A Common Shares at a price of $9.00. The warrants expire on January 24, 2024.

On January 31, 2022, the Company issued Common Stock Purchase Warrant “A-5” in conjunction with the issuance of $50,000 of Round A Convertible Notes. The warrant provides the option to purchase 1,924 Class A Common Shares at a price of $9.00. The warrants expire on January 31, 2024.

On February 2, 2022, the Company issued Common Stock Purchase Warrants “A-6” and “A-7” in conjunction with the issuance of two of Round A Convertible Notes totaling $20,000. The warrants provide the option to purchase a combined total of 770 Class A Common Shares at a price of $9.00. The warrants expire on February 2, 2024.

On February 8, 2022, the Company issued Common Stock Purchase Warrant “A-8” in conjunction with the issuance of $75,000 of Round A Convertible Notes. The warrant provides the option to purchase 2,885 Class A Common Shares at a price of $9.00. The warrants expire on February 8, 2024.

On March 18, 2022, the Company issued Common Stock Purchase Warrant “A-9” in conjunction with the issuance of $295,000 of Round A Convertible Notes. The warrant provides the option to purchase 11,347 Class A Common Shares at a price of $9.00. The warrants expire on March 18, 2024.

On March 23, 2022, the Company issued Common Stock Purchase Warrant “A-10” in conjunction with the issuance of $25,000 of Round A Convertible Notes. The warrant provides the option to purchase 962 Class A Common Shares at a price of $9.00. The warrants expire on March 23, 2024.

On July 21, 2022, the Company issued Common Stock Purchase Warrant “A-11” in conjunction with the issuance of $150,000 of Round A Convertible Notes. The warrant provides the option to purchase 5,770 Class A Common Shares at a price of $9.00. The warrants expire on July 21, 2024.

On August 16, 2022, the Company issued Common Stock Purchase Warrant “A-12” in conjunction with the issuance of $136,700 of Round A Convertible Notes. The warrant provides the option to purchase 5,258 Class A Common Shares at a price of $9.00. The warrants expire on August 16, 2024.

On September 8, 2022, the Company issued Common Stock Purchase Warrant “A-13” in conjunction with the issuance of $213,800 of Round A Convertible Notes. The warrant provides the option to purchase 8,224 Class A Common Shares at a price of $9.00. The warrants expire on September 8, 2024.

On September 8, 2022, the Company issued Common Stock Purchase Warrant “A-14” in conjunction with the issuance of $318,650 of Round A Convertible Notes. The warrant provides the option to purchase 12,256 Class A Common Shares at a price of $9.00. The warrants expire on September 8, 2024.

On September 26, 2022, the Company issued Common Stock Purchase Warrant “A-15” in conjunction with the issuance of $300,000 of Round A Convertible Notes. The warrant provides the option to purchase 11,539 Class A Common Shares at a price of $9.00. The warrants expire on September 26, 2024.

On October 19, 2022, the Company issued Common Stock Purchase Warrant “A-16” in conjunction with the issuance of $195,000 of Round A Convertible Notes. The warrant provides the option to purchase 7,500 Class A Common Shares at a price of $9.00. The warrants expire on October 19, 2024.

On October 20, 2022, the Company issued Common Stock Purchase Warrant “A-17” in conjunction with the issuance of $100,000 of Round A Convertible Notes. The warrant provides the option to purchase 3,847 Class A Common Shares at a price of $9.00. The warrants expire on October 20, 2024.

On December 20, 2022, the Company issued Common Stock Purchase Warrant “A-18” in conjunction with the issuance of $50,000 of Round A Convertible Notes. The warrant provides the option to purchase 1,924 Class A Common Shares at a price of $9.00. The warrants expire on December 20, 2024.

The company uses the Black Scholes option pricing model to value its warrants and options. The significant inputs are as follows:

Expected Dividend Yield	0%
Expected Volatility	57.76%
Risk Free Rate	4.04%
Weighted Average Expected Life of warrants	2.35 years

Company Warrants:

WARRANTS
December 31, 2021 to December 31, 2022

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Contractual Life (Yrs)	Aggregate Intrinsic Value
Outstanding - December 31, 2021	86,540	$9.00	2.55	$0.00
Exercisable - December 31, 2021	86,540	$9.00	2.55	$0.00
Granted	79,977	$9.00	2.54	$0.00
Forfeited or Expired	0	$0.00	0.00	$0.00
Exercised	0	$0.00	0.00	$0.00
Outstanding - December 31, 2022	166,517	$9.00	2.54	$0.00
Exercisable - December 31, 2022	166,517	$9.00	2.54	$0.00